Accrued Liabilities and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Borrowing from former shareholder	[1]	$ 1,226	$ 2,155
Payable to merchants of Cheers e-Mall	[2]	7,373
Co-invest online series production fund		793	472
Payroll payables		1,525	1,262
Other payables		374	2,245
Total		$ 11,291	$ 6,134

[1]	Borrowing from former shareholder represented the loan from Lead Eastern Investment Co., Ltd, who was the related party of the Company until October 26, 2018.
[2]	Payable to merchants of Cheers e-Mall related to cash received on behalf of the merchants in advance, for which the related transactions have not been completed.